Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements Of Comprehensive Income Abstract
NET INCOME FOR THE YEAR	$ 1,038,053	$ 859,850	$ 593,837
Other comprehensive income that will not be reclassified to profit or loss
Equity instruments at fair value through other comprehensive income	873	66	2,151
Income tax related to the above	(236)	(18)	(581)
Total items that will not be reclassified to the income statements	637	48	1,570
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	(11,617)	22,521	17,493
Cash flow hedge	60,613	(162,217)	203,254
Income tax related to the above	(13,228)	37,718	(59,602)
Total items that will be reclassified to the income statements	35,768	(101,978)	161,145
Other comprehensive income for the year, net of tax	36,405	(101,930)	162,715
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,074,458	757,920	756,552
Attributable to:
Shareholders of the Bank	1,057,643	751,032	741,332
Non-controlling interests	$ 16,815	$ 6,888	$ 15,220